Summary of Significant Accounting Policies - Changes in Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Balance, beginning of year	$ 642	$ 394	$ 394
Bad debt expense	485	117	400
Less: write-offs, net of recoveries	(4)		(94)
Foreign currency translation	38		(58)
Balance, end of year	1,161		642	$ 394
MARIADB CORPORATION AB [Member]
Balance, beginning of year	$ 642	$ 394	394	246
Bad debt expense			400	417
Less: write-offs, net of recoveries			(94)	(255)
Foreign currency translation			(58)	(14)
Balance, end of year			$ 642	$ 394